Receivables/ (Payables) to Affiliates (Detail) (USD $)	Dec. 31, 2014
Resolution
Related Party Transaction [Line Items]
Receivables/ (Payables) to Affiliates	$ (4,509,447)
Lanis
Related Party Transaction [Line Items]
Receivables/ (Payables) to Affiliates	$ (1,563,783)